Cash generated from operations (Details) - GBP (£) £ in Thousands	3 Months Ended			6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2018	Dec. 31, 2017
Cash generated from operations
Profit before tax	£ 37,648	£ 37,813	[1]	£ 46,396	£ 54,938	[1]
Depreciation	2,970	2,755		5,779	5,329
Amortization	33,440	37,335		68,571	73,389
Loss/(profit) on disposal of intangible assets	4,349	(1,013)		(18,079)	(18,292)
Net finance costs	6,346	4,363		11,472	5,146
Profit on disposal of property, plant and equipment		(75)			(75)
Equity-settled share-based payments	161	618		371	1,203
Foreign exchange (gains)/losses on operating activities	(95)	9		182	1,000
Reclassified from hedging reserve	1,536	3,587	[1]	2,844	7,468	[1]
Changes in working capital:
Inventories	56	156		(1,194)	(281)
Trade and other receivables	(30,303)	(37,282)	[1]	39,293	(25,437)	[1]
Trade and other payables and deferred revenue	(97,127)	(86,706)	[1]	(73,298)	(115,877)	[1]
Cash (used in)/generated from operations	£ (41,019)	£ (38,440)		£ 82,337	£ (11,489)

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.